Discontinued Operations - Disclosure of Analysis of Financial Performance of Discontinued Operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue and other income
Revenue from collaboration and licensing agreements	€ 49,580	€ 12,112	€ 56,155	[1]
Total revenue and other income	57,674	24,703	69,773	[1]
Operating expenses
Research and development expenses	(51,663)	(47,004)	(49,708)	[1]
General and administrative expenses	(22,436)	(25,524)	(18,986)	[1]
Impairment of intangible assets	(41,000)	0	0	[1]
Total operating expenses	(115,099)	(72,528)	(68,694)	[1]
Net income (loss) from distribution agreements	0	0	0	[1]
Operating income (loss)	(57,425)	(47,825)	1,079	[1]
Financial income	4,775	6,344	4,855	[1]
Financial expenses	(5,321)	(3,997)	(6,763)	[1]
Net financial income (loss)	(546)	2,347	(1,908)	[1]
Net income (loss) before tax	(57,972)	(45,478)	(829)	[1]
Income tax expense	0	0	0
Net income (loss) from discontinued operations	(131)	(7,331)	(63,155)	[1]
Discontinued operations
Revenue and other income
Revenue from collaboration and licensing agreements	194	926	0
Other income	22	874	678
Total revenue and other income	216	1,800	678
Operating expenses
Research and development expenses	0	(624)	(8,905)
General and administrative expenses	(346)	(8,507)	(12,260)
Impairment of intangible assets	0	0	(43,529)
Total operating expenses	(346)	(9,131)	(21,165)
Net income (loss) from distribution agreements	0	0	861
Operating income (loss)	(131)	(7,331)	(63,155)
Financial income	0	0	0
Financial expenses	0	0	0
Net financial income (loss)	0	0	0
Net income (loss) before tax	€ (131)	€ (7,331)	€ (63,155)

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.